DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 74.0%
Aerospace & Defense - 0.8%
AAR Corp. (A)	1,029	$ 33,370
Aerojet Rocketdyne Holdings, Inc.	2,303	100,296
AeroVironment, Inc. (A)	713	61,546
Kaman Corp.	861	30,712
Moog, Inc., Class A	905	68,988
National Presto Industries, Inc.	157	12,887
Park Aerospace Corp.	599	8,194
Triumph Group, Inc. (A)	1,997	37,204

		353,197

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (A)	835	68,203
Echo Global Logistics, Inc. (A)	823	39,265
Forward Air Corp.	838	69,571
Hub Group, Inc., Class A (A)	1,042	71,637

		248,676

Airlines - 0.5%
Allegiant Travel Co. (A)	467	91,289
Hawaiian Holdings, Inc. (A)	1,583	34,288
SkyWest, Inc. (A)	1,558	76,872

		202,449

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (A)	3,526	31,064
Cooper-Standard Holdings, Inc. (A)	525	11,503
Dorman Products, Inc. (A)	886	83,878
Gentherm, Inc. (A)	1,025	82,953
LCI Industries	781	105,146
Motorcar Parts of America, Inc. (A)	591	11,524
Patrick Industries, Inc.	695	57,893
Standard Motor Products, Inc.	598	26,139

		410,100

Automobiles - 0.2%
Winnebago Industries, Inc.	1,039	75,276

Banks - 7.5%
Allegiance Bancshares, Inc.	581	22,165
Ameris Bancorp	2,049	106,302
Banc of California, Inc.	1,385	25,609
BancFirst Corp.	588	35,351
Bancorp, Inc. (A)	1,763	44,868
BankUnited, Inc.	2,870	120,023
Banner Corp.	1,068	58,964
Berkshire Hills Bancorp, Inc.	1,513	40,821
Brookline Bancorp, Inc.	2,418	36,899
Cadence BanCorp	3,858	84,722
Central Pacific Financial Corp.	873	22,419
City Holding Co.	476	37,085
Columbia Banking System, Inc.	2,403	91,290
Community Bank System, Inc.	1,667	114,056
Customers Bancorp, Inc. (A)	920	39,578
CVB Financial Corp.	3,950	80,462
Dime Community Bancshares, Inc.	1,039	33,934
Eagle Bancorp, Inc.	988	56,810
FB Financial Corp.	1,098	47,082
First BanCorp	6,447	84,778
First Bancorp	881	37,892
First Commonwealth Financial Corp.	2,966	40,427

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Bancorp	2,959	$ 69,270
First Hawaiian, Inc.	4,007	117,605
First Midwest Bancorp, Inc.	3,534	67,181
Great Western Bancorp, Inc.	1,704	55,789
Hanmi Financial Corp.	949	19,037
Heritage Financial Corp.	1,112	28,356
Hilltop Holdings, Inc.	1,932	63,118
Hope Bancorp, Inc.	3,800	54,872
Independent Bank Corp.	1,022	77,825
Independent Bank Group, Inc.	1,148	81,554
Investors Bancorp, Inc.	6,967	105,271
Lakeland Financial Corp.	782	55,710
National Bank Holdings Corp., Class A	952	38,537
NBT Bancorp, Inc.	1,340	48,401
OFG Bancorp	1,597	40,276
Old National Bancorp	5,124	86,852
Pacific Premier Bancorp, Inc.	2,927	121,295
Park National Corp.	450	54,878
Preferred Bank	425	28,339
Renasant Corp.	1,742	62,799
S&T Bancorp, Inc.	1,217	35,865
Seacoast Banking Corp. of Florida	1,714	57,950
ServisFirst Bancshares, Inc.	1,508	117,322
Simmons First National Corp., Class A	3,348	98,967
Southside Bancshares, Inc.	1,010	38,673
Tompkins Financial Corp.	369	29,856
Triumph Bancorp, Inc. (A)	730	73,095
Trustmark Corp.	1,931	62,217
United Community Banks, Inc.	2,679	87,925
Veritex Holdings, Inc.	1,531	60,260
Westamerica BanCorp	831	46,752

		3,247,384

Beverages - 0.5%
Celsius Holdings, Inc. (A)	1,174	105,766
Coca-Cola Consolidated, Inc.	144	56,762
MGP Ingredients, Inc. (B)	387	25,194
National Beverage Corp.	721	37,845

		225,567

Biotechnology - 1.5%
Anika Therapeutics, Inc. (A)	446	18,982
Coherus Biosciences, Inc. (A) (B)	1,963	31,545
Cytokinetics, Inc. (A)	2,582	92,281
Eagle Pharmaceuticals, Inc. (A)	356	19,858
Enanta Pharmaceuticals, Inc. (A)	556	31,586
Ligand Pharmaceuticals, Inc. (A)	516	71,889
Myriad Genetics, Inc. (A)	2,413	77,916
Organogenesis Holdings, Inc. (A)	1,948	27,739
REGENXBIO, Inc. (A)	1,159	48,585
Spectrum Pharmaceuticals, Inc. (A) (B)	5,074	11,061
uniQure NV (A)	1,111	35,563
Vanda Pharmaceuticals, Inc. (A)	1,720	29,481
Vericel Corp. (A) (B)	1,442	70,370
Xencor, Inc. (A)	1,803	58,886

		625,742

Building Products - 1.3%
AAON, Inc.	1,280	83,635
American Woodmark Corp. (A)	519	33,927
Apogee Enterprises, Inc.	789	29,793
Gibraltar Industries, Inc. (A)	1,009	70,277
Griffon Corp.	1,472	36,211
Insteel Industries, Inc.	599	22,792
PGT Innovations, Inc. (A)	1,842	35,182
Quanex Building Products Corp.	1,039	22,245

Transamerica ETF Trust	Page 1

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Resideo Technologies, Inc. (A)	4,458	$ 110,514
UFP Industries, Inc.	1,912	129,978

		574,554

Capital Markets - 0.7%
B Riley Financial, Inc.	495	29,225
Blucora, Inc. (A)	1,505	23,463
Brightsphere Investment Group, Inc.	1,841	48,105
Donnelley Financial Solutions, Inc. (A)	914	31,643
Greenhill & Co., Inc.	444	6,491
Piper Sandler Cos.	442	61,199
StoneX Group, Inc. (A)	521	34,334
Virtus Investment Partners, Inc.	222	68,891
WisdomTree Investments, Inc.	3,365	19,080

		322,431

Chemicals - 2.1%
AdvanSix, Inc. (A)	869	34,543
American Vanguard Corp.	831	12,507
Balchem Corp.	1,001	145,215
Ferro Corp. (A)	2,557	52,009
FutureFuel Corp.	798	5,690
GCP Applied Technologies, Inc. (A)	1,659	36,365
Hawkins, Inc.	584	20,370
HB Fuller Co.	1,624	104,845
Innospec, Inc.	762	64,176
Koppers Holdings, Inc. (A)	660	20,632
Kraton Corp. (A)	994	45,366
Livent Corp. (A) (B)	4,995	115,434
Quaker Chemical Corp. (B)	415	98,654
Rayonier Advanced Materials, Inc. (A)	1,971	14,782
Stepan Co.	660	74,540
Tredegar Corp.	793	9,659
Trinseo SA	1,201	64,830

		919,617

Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	2,076	93,441
Brady Corp., Class A	1,500	76,050
CoreCivic, Inc. (A)	3,719	33,099
Deluxe Corp.	1,315	47,195
Harsco Corp. (A)	2,449	41,510
Healthcare Services Group, Inc.	2,308	57,677
HNI Corp.	1,357	49,829
Interface, Inc.	1,826	27,664
Matthews International Corp., Class A	977	33,892
Pitney Bowes, Inc.	5,113	36,865
UniFirst Corp.	471	100,144
US Ecology, Inc. (A)	974	31,509
Viad Corp. (A)	634	28,790

		657,665

Communications Equipment - 0.8%
ADTRAN, Inc.	1,502	28,178
Applied Optoelectronics, Inc. (A)	772	5,543
CalAmp Corp. (A)	1,091	10,855
Comtech Telecommunications Corp.	806	20,642
Digi International, Inc. (A)	1,055	22,176
Extreme Networks, Inc. (A)	3,917	38,582
Harmonic, Inc. (A)	3,148	27,545
NETGEAR, Inc. (A)	944	30,123
Plantronics, Inc. (A) (B)	1,309	33,654
Viavi Solutions, Inc. (A)	7,070	111,282

		328,580

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.6%
Arcosa, Inc.	1,497	$ 75,105
Comfort Systems USA, Inc.	1,123	80,092
Granite Construction, Inc.	1,417	56,042
Matrix Service Co. (A)	820	8,577
MYR Group, Inc. (A)	522	51,939

		271,755

Consumer Finance - 0.6%
Encore Capital Group, Inc. (A)	936	46,117
Enova International, Inc. (A)	1,140	39,387
EZCORP, Inc., Class A (A)	1,641	12,422
Green Dot Corp., Class A (A)	1,689	85,007
PRA Group, Inc. (A)	1,417	59,712
World Acceptance Corp. (A)	130	24,646

		267,291

Containers & Packaging - 0.2%
Myers Industries, Inc.	1,118	21,879
O-I Glass, Inc. (A)	4,863	69,395

		91,274

Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (A)	1,528	57,774
American Public Education, Inc. (A)	578	14,803
Perdoceo Education Corp. (A)	2,167	22,884
Regis Corp. (A) (B)	753	2,620
Strategic Education, Inc.	700	49,350
WW International, Inc. (A)	1,642	29,966

		177,397

Diversified Telecommunication Services - 0.3%
ATN International, Inc.	338	15,835
Cogent Communications Holdings, Inc.	1,312	92,942
Consolidated Communications Holdings, Inc. (A)	2,229	20,485

		129,262

Electrical Equipment - 0.5%
AZZ, Inc.	775	41,230
Encore Wire Corp.	638	60,502
Powell Industries, Inc.	278	6,830
Vicor Corp. (A)	660	88,546

		197,108

Electronic Equipment, Instruments & Components - 2.7%
Advanced Energy Industries, Inc.	1,186	104,072
Arlo Technologies, Inc. (A)	2,565	16,442
Badger Meter, Inc.	902	91,228
Benchmark Electronics, Inc.	1,100	29,381
CTS Corp.	1,003	31,003
Daktronics, Inc. (A)	1,159	6,293
ePlus, Inc. (A)	418	42,891
Fabrinet (A)	1,140	116,861
FARO Technologies, Inc. (A)	562	36,985
Insight Enterprises, Inc. (A)	1,078	97,106
Itron, Inc. (A)	1,399	105,806
Knowles Corp. (A)	2,844	53,297
Methode Electronics, Inc.	1,181	49,661
OSI Systems, Inc. (A)	517	49,012
PC Connection, Inc.	340	14,970
Plexus Corp. (A)	873	78,055
Rogers Corp. (A)	579	107,972
Sanmina Corp. (A)	2,013	77,581

Transamerica ETF Trust	Page 2

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc. (A)	787	$ 27,380
TTM Technologies, Inc. (A)	3,333	41,896

		1,177,892

Energy Equipment & Services - 1.0%
Archrock, Inc.	4,144	34,188
Bristow Group, Inc. (A)	716	22,790
Core Laboratories NV	1,433	39,766
DMC Global, Inc. (A)	579	21,371
Dril-Quip, Inc. (A)	1,096	27,597
Helix Energy Solutions Group, Inc. (A)	4,383	17,006
Helmerich & Payne, Inc.	3,336	91,440
Nabors Industries Ltd. (A)	240	23,155
Oceaneering International, Inc. (A)	3,086	41,105
Oil States International, Inc. (A)	1,898	12,128
Patterson-UTI Energy, Inc.	5,845	52,605
ProPetro Holding Corp. (A)	2,618	22,646
RPC, Inc. (A)	2,201	10,697
US Silica Holdings, Inc. (A)	2,311	18,465

		434,959

Entertainment - 0.2%
Cinemark Holdings, Inc. (A) (B)	3,292	63,240
Marcus Corp. (A) (B)	676	11,796

		75,036

Equity Real Estate Investment Trusts - 5.6%
Acadia Realty Trust	2,734	55,801
Agree Realty Corp.	2,131	141,136
Alexander & Baldwin, Inc.	2,242	52,553
American Assets Trust, Inc.	1,627	60,882
Armada Hoffler Properties, Inc.	1,886	25,216
Brandywine Realty Trust	5,284	70,911
CareTrust, Inc.	3,000	60,960
Centerspace	434	41,013
Chatham Lodging Trust (A)	1,508	18,473
Community Healthcare Trust, Inc.	718	32,446
DiamondRock Hospitality Co. (A)	6,512	61,538
Diversified Healthcare Trust	7,371	24,988
Easterly Government Properties, Inc.	2,596	53,633
Essential Properties Realty Trust, Inc.	3,656	102,076
Four Corners Property Trust, Inc.	2,356	63,282
Franklin Street Properties Corp.	2,989	13,869
GEO Group, Inc. (B)	3,789	28,304
Getty Realty Corp.	1,203	35,260
Global Net Lease, Inc.	3,101	49,678
Hersha Hospitality Trust (A)	1,019	9,507
Independence Realty Trust, Inc.	3,250	66,138
Industrial Logistics Properties Trust	2,020	51,328
Innovative Industrial Properties, Inc. (B)	740	171,066
iStar, Inc. (B)	2,217	55,602
Kite Realty Group Trust	2,614	53,221
Lexington Realty Trust	8,586	109,472
LTC Properties, Inc. (B)	1,217	38,567
Mack-Cali Realty Corp. (A)	2,475	42,372
NexPoint Residential Trust, Inc.	700	43,316
Office Properties Income Trust	1,494	37,843
Retail Opportunity Investments Corp.	3,755	65,412
Retail Properties of America, Inc., Class A	6,642	85,549
RPT Realty	2,510	32,028
Safehold, Inc.	412	29,619
Saul Centers, Inc.	401	17,668
Service Properties Trust	5,097	57,137
SITE Centers Corp.	5,547	85,646
Summit Hotel Properties, Inc. (A)	3,291	31,692
Tanger Factory Outlet Centers, Inc.	3,214	52,388

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Uniti Group, Inc.	7,217	$ 89,274
Universal Health Realty Income Trust	396	21,887
Urstadt Biddle Properties, Inc., Class A	931	17,624
Washington, REIT	2,616	64,746
Whitestone, REIT	1,346	13,164
Xenia Hotels & Resorts, Inc. (A)	3,531	62,640

		2,396,925

Food & Staples Retailing - 0.5%
Andersons, Inc.	957	29,504
Chefs’ Warehouse, Inc. (A)	1,009	32,863
PriceSmart, Inc.	742	57,542
SpartanNash Co.	1,121	24,550
United Natural Foods, Inc. (A)	1,742	84,348

		228,807

Food Products - 1.0%
B&G Foods, Inc. (B)	2,004	59,900
Cal-Maine Foods, Inc.	1,158	41,873
Calavo Growers, Inc.	547	20,917
Fresh Del Monte Produce, Inc.	1,029	33,155
J&J Snack Foods Corp.	460	70,297
John B Sanfilippo & Son, Inc.	274	22,391
Seneca Foods Corp., Class A (A)	200	9,644
Simply Good Foods Co. (A)	2,606	89,881
TreeHouse Foods, Inc. (A)	1,724	68,753

		416,811

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	544	65,307
NorthWest Natural Holding Co.	948	43,599
South Jersey Industries, Inc.	3,477	73,921

		182,827

Health Care Equipment & Supplies - 2.4%
AngioDynamics, Inc. (A)	1,189	30,843
Avanos Medical, Inc. (A)	1,488	46,426
BioLife Solutions, Inc. (A)	899	38,046
Cardiovascular Systems, Inc. (A)	1,242	40,775
CONMED Corp.	902	118,009
CryoLife, Inc. (A)	1,215	27,082
Cutera, Inc. (A) (B)	505	23,533
Glaukos Corp. (A)	1,440	69,365
Heska Corp. (A)	329	85,060
Inogen, Inc. (A)	629	27,104
Integer Holdings Corp. (A)	1,020	91,127
Invacare Corp. (A)	1,082	5,150
Lantheus Holdings, Inc. (A)	2,090	53,671
LeMaitre Vascular, Inc.	593	31,482
Meridian Bioscience, Inc. (A)	1,341	25,801
Merit Medical Systems, Inc. (A)	1,566	112,439
Mesa Laboratories, Inc. (B)	161	48,680
Natus Medical, Inc. (A)	1,055	26,459
OraSure Technologies, Inc. (A)	2,227	25,187
Orthofix Medical, Inc. (A)	609	23,215
Surmodics, Inc. (A)	429	23,852
Tactile Systems Technology, Inc. (A)	612	27,203
Varex Imaging Corp. (A) (B)	1,218	34,348
Zynex, Inc. (A) (B)	613	6,982

		1,041,839

Health Care Providers & Services - 3.0%
Addus HomeCare Corp. (A)	492	39,237
AMN Healthcare Services, Inc. (A)	1,461	167,650
Apollo Medical Holdings, Inc. (A) (B)	1,164	105,982

Transamerica ETF Trust	Page 3

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Community Health Systems, Inc. (A)	3,839	$ 44,916
CorVel Corp. (A)	292	54,376
Covetrus, Inc. (A)	3,191	57,885
Cross Country Healthcare, Inc. (A)	1,093	23,215
Ensign Group, Inc.	1,620	121,322
Fulgent Genetics, Inc. (A) (B)	593	53,340
Hanger, Inc. (A)	1,136	24,947
Joint Corp. (A)	445	43,619
Magellan Health, Inc. (A)	720	68,076
MEDNAX, Inc. (A)	2,669	75,880
ModivCare, Inc. (A)	381	69,197
Owens & Minor, Inc.	2,333	73,000
Pennant Group, Inc. (A)	833	23,399
RadNet, Inc. (A)	1,364	39,979
Select Medical Holdings Corp.	3,287	118,891
Tivity Health, Inc. (A)	1,366	31,500
US Physical Therapy, Inc.	399	44,129

		1,280,540

Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (A)	3,865	51,675
Computer Programs & Systems, Inc.	453	16,063
HealthStream, Inc. (A)	781	22,321
NextGen Healthcare, Inc. (A)	1,747	24,633
Omnicell, Inc. (A)	1,344	199,490
Simulations Plus, Inc. (B)	486	19,197
Tabula Rasa HealthCare, Inc. (A)	712	18,662

		352,041

Hotels, Restaurants & Leisure - 1.2%
BJ’s Restaurants, Inc. (A)	720	30,067
Bloomin’ Brands, Inc. (A)	2,511	62,775
Brinker International, Inc. (A)	1,415	69,406
Cheesecake Factory, Inc. (A)	1,500	70,500
Chuy’s Holdings, Inc. (A)	618	19,486
Dave & Buster’s Entertainment, Inc. (A)	1,191	45,651
Dine Brands Global, Inc. (A)	531	43,122
El Pollo Loco Holdings, Inc. (A)	600	10,140
Fiesta Restaurant Group, Inc. (A)	540	5,918
Monarch Casino & Resort, Inc. (A)	403	26,997
Red Robin Gourmet Burgers, Inc. (A)	485	11,184
Ruth’s Hospitality Group, Inc. (A)	994	20,586
Shake Shack, Inc., Class A (A)	1,210	94,937

		510,769

Household Durables - 1.7%
Cavco Industries, Inc. (A)	264	62,499
Century Communities, Inc.	919	56,472
Ethan Allen Interiors, Inc.	678	16,069
Installed Building Products, Inc.	726	77,791
iRobot Corp. (A)	867	68,059
La-Z-Boy, Inc.	1,399	45,090
LGI Homes, Inc. (A)	670	95,080
M/I Homes, Inc. (A)	907	52,425
MDC Holdings, Inc.	1,747	81,620
Meritage Homes Corp. (A)	1,164	112,908
Tupperware Brands Corp. (A)	1,543	32,588
Universal Electronics, Inc. (A)	417	20,537

		721,138

Household Products - 0.4%
Central Garden & Pet Co. (A)	301	14,448
Central Garden & Pet Co., Class A (A)	1,242	53,406
WD-40 Co.	424	98,148

		166,002

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.1%
Raven Industries, Inc. (A)	1,111	$ 64,005

Insurance - 2.0%
Ambac Financial Group, Inc. (A)	1,429	20,463
American Equity Investment Life Holding Co.	2,546	75,285
AMERISAFE, Inc.	599	33,640
Assured Guaranty Ltd.	2,256	105,603
eHealth, Inc. (A)	729	29,524
Employers Holdings, Inc.	875	34,554
Genworth Financial, Inc., Class A (A)	15,688	58,830
HCI Group, Inc.	204	22,597
Horace Mann Educators Corp.	1,283	51,051
James River Group Holdings Ltd.	1,153	43,503
Palomar Holdings, Inc. (A)	745	60,218
ProAssurance Corp.	1,669	39,689
Safety Insurance Group, Inc.	440	34,870
Selectquote, Inc. (A) (B)	3,840	49,651
SiriusPoint Ltd. (A)	2,707	25,067
Stewart Information Services Corp.	831	52,569
Trupanion, Inc. (A)	1,057	82,097
United Fire Group, Inc.	668	15,431
Universal Insurance Holdings, Inc.	870	11,345

		845,987

Interactive Media & Services - 0.1%
QuinStreet, Inc. (A)	1,525	26,779

Internet & Direct Marketing Retail - 0.7%
Liquidity Services, Inc. (A)	822	17,764
PetMed Express, Inc. (B)	629	16,901
Shutterstock, Inc.	725	82,157
Stamps.com, Inc. (A)	566	186,661

		303,483

IT Services - 1.1%
BM Technologies, Inc. (A)	83	739
CSG Systems International, Inc.	1,012	48,778
EVERTEC, Inc.	1,847	84,445
ExlService Holdings, Inc. (A)	1,026	126,321
Perficient, Inc. (A)	1,018	117,783
TTEC Holdings, Inc.	567	53,032
Unisys Corp. (A)	2,075	52,165

		483,263

Leisure Products - 0.3%
Sturm Ruger & Co., Inc.	544	40,136
Vista Outdoor, Inc. (A)	1,774	71,510

		111,646

Life Sciences Tools & Services - 0.4%
NeoGenomics, Inc. (A)	3,797	183,167

Machinery - 4.0%
Alamo Group, Inc.	306	42,696
Albany International Corp., Class A	1,001	76,947
Astec Industries, Inc.	704	37,882
Barnes Group, Inc.	1,439	60,050
Chart Industries, Inc. (A)	1,101	210,412
CIRCOR International, Inc. (A)	626	20,664
Enerpac Tool Group Corp.	1,861	38,579
EnPro Industries, Inc.	637	55,495
ESCO Technologies, Inc.	806	62,062
Federal Signal Corp.	1,890	72,992
Franklin Electric Co., Inc.	1,206	96,299

Transamerica ETF Trust	Page 4

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Greenbrier Cos., Inc.	1,001	$ 43,033
Hillenbrand, Inc.	2,258	96,304
John Bean Technologies Corp.	982	138,020
Lindsay Corp.	337	51,153
Lydall, Inc. (A)	557	34,584
Meritor, Inc. (A)	2,169	46,221
Mueller Industries, Inc.	1,767	72,624
Proto Labs, Inc. (A)	858	57,143
SPX Corp. (A)	1,401	74,883
SPX Flow, Inc.	1,287	94,080
Standex International Corp.	378	37,388
Tennant Co.	577	42,669
Titan International, Inc. (A)	1,581	11,320
Wabash National Corp.	1,546	23,391
Watts Water Technologies, Inc., Class A	852	143,213

		1,740,104

Marine - 0.2%
Matson, Inc.	1,344	108,474

Media - 0.6%
AMC Networks, Inc., Class A (A)	903	42,071
EW Scripps Co., Class A	1,767	31,912
Gannett Co., Inc. (A)	4,410	29,459
Meredith Corp. (A)	1,255	69,903
Scholastic Corp.	941	33,547
TechTarget, Inc. (A)	784	64,617

		271,509

Metals & Mining - 1.0%
Allegheny Technologies, Inc. (A)	3,934	65,422
Arconic Corp. (A)	3,382	106,668
Carpenter Technology Corp.	1,485	48,619
Century Aluminum Co. (A)	1,561	20,995
Haynes International, Inc.	392	14,602
Kaiser Aluminum Corp.	490	53,390
Materion Corp.	632	43,381
Olympic Steel, Inc.	288	7,016
SunCoke Energy, Inc.	2,567	16,121
TimkenSteel Corp. (A)	1,271	16,625
Warrior Met Coal, Inc.	1,590	36,999

		429,838

Mortgage Real Estate Investment Trusts - 1.1%
Apollo Commercial Real Estate Finance, Inc.	4,066	60,299
ARMOUR Residential, Inc. (B)	2,569	27,694
Capstead Mortgage Corp.	2,995	20,036
Ellington Financial, Inc.	1,472	26,923
Granite Point Mortgage Trust, Inc.	1,694	22,310
Invesco Mortgage Capital, Inc. (B)	8,957	28,214
KKR Real Estate Finance Trust, Inc. (B)	1,248	26,333
New York Mortgage Trust, Inc.	11,731	49,974
PennyMac Mortgage Investment Trust (B)	3,026	59,582
Ready Capital Corp.	1,762	25,426
Redwood Trust, Inc.	3,496	45,063
Two Harbors Investment Corp. (B)	9,705	61,530

		453,384

Multi-Utilities - 0.2%
Avista Corp.	2,154	84,265
Unitil Corp.	490	20,962

		105,227

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.6%
Big Lots, Inc.	1,071	$ 46,438
Macy’s, Inc.	9,643	217,932

		264,370

Oil, Gas & Consumable Fuels - 2.7%
Bonanza Creek Energy, Inc. (B)	954	45,697
Callon Petroleum Co. (A)	1,217	59,730
Consol Energy, Inc. (A)	981	25,526
Dorian LPG Ltd.	859	10,660
Green Plains, Inc. (A)	1,659	54,166
Laredo Petroleum, Inc. (A)	417	33,806
Matador Resources Co.	3,400	129,336
Par Pacific Holdings, Inc. (A)	1,415	22,244
PBF Energy, Inc., Class A (A)	2,937	38,093
PDC Energy, Inc.	3,051	144,587
Penn Virginia Corp. (A) (B)	473	12,615
Range Resources Corp. (A)	8,032	181,764
Renewable Energy Group, Inc. (A)	1,553	77,960
REX American Resources Corp. (A)	163	13,019
SM Energy Co.	3,748	98,872
Southwestern Energy Co. (A)	20,933	115,969
Talos Energy, Inc. (A)	1,266	17,433
World Fuel Services Corp.	1,963	65,996

		1,147,473

Paper & Forest Products - 0.5%
Clearwater Paper Corp. (A)	516	19,778
Domtar Corp. (A)	1,557	84,919
Glatfelter Corp.	1,377	19,416
Mercer International, Inc.	1,246	14,441
Neenah, Inc.	521	24,284
Schweitzer-Mauduit International, Inc.	973	33,724

		196,562

Personal Products - 0.6%
Edgewell Personal Care Co.	1,681	61,020
elf Beauty, Inc. (A)	1,474	42,820
Inter Parfums, Inc.	548	40,974
Medifast, Inc.	363	69,928
USANA Health Sciences, Inc. (A)	371	34,206

		248,948

Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc. (A)	1,144	21,747
ANI Pharmaceuticals, Inc. (A)	300	9,846
Cara Therapeutics, Inc. (A) (B)	1,301	20,100
Collegium Pharmaceutical, Inc. (A)	1,100	21,714
Corcept Therapeutics, Inc. (A)	3,226	63,488
Endo International PLC (A)	7,220	23,393
Innoviva, Inc. (A)	1,934	32,317
Pacira BioSciences, Inc. (A)	1,375	77,000
Phibro Animal Health Corp., Class A	629	13,549
Prestige Consumer Healthcare, Inc. (A)	1,548	86,858
Supernus Pharmaceuticals, Inc. (A)	1,643	43,819

		413,831

Professional Services - 1.1%
Exponent, Inc.	1,610	182,171
Forrester Research, Inc. (A)	344	16,945
Heidrick & Struggles International, Inc.	604	26,957
Kelly Services, Inc., Class A	1,114	21,032
Korn Ferry	1,721	124,532
ManTech International Corp., Class A	851	64,608

Transamerica ETF Trust	Page 5

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Resources Connection, Inc.	956	$ 15,086
TrueBlue, Inc. (A)	1,098	29,734

		481,065

Real Estate Management & Development - 0.4%
Marcus & Millichap, Inc. (A)	771	31,318
RE/MAX Holdings, Inc., Class A	584	18,197
Realogy Holdings Corp. (A)	3,605	63,232
St. Joe Co.	1,020	42,942

		155,689

Road & Rail - 0.3%
ArcBest Corp.	790	64,598
Heartland Express, Inc.	1,450	23,229
Marten Transport Ltd.	1,845	28,948

		116,775

Semiconductors & Semiconductor Equipment - 2.7%
Axcelis Technologies, Inc. (A)	1,038	48,817
CEVA, Inc. (A)	709	30,253
Cohu, Inc. (A)	1,503	48,006
Diodes, Inc. (A)	1,390	125,920
DSP Group, Inc. (A)	703	15,403
FormFactor, Inc. (A)	2,402	89,667
Ichor Holdings Ltd. (A)	877	36,036
Kulicke & Soffa Industries, Inc.	1,916	111,664
MaxLinear, Inc. (A)	2,175	107,119
Onto Innovation, Inc. (A)	1,523	110,037
PDF Solutions, Inc. (A)	921	21,220
Photronics, Inc. (A)	1,916	26,115
Power Integrations, Inc.	1,864	184,517
Rambus, Inc. (A)	3,367	74,747
SMART Global Holdings, Inc. (A)	713	31,729
Ultra Clean Holdings, Inc. (A)	1,382	58,873
Veeco Instruments, Inc. (A)	1,557	34,581

		1,154,704

Software - 2.1%
8x8, Inc. (A)	3,464	81,023
Agilysys, Inc. (A)	600	31,416
Alarm.com Holdings, Inc. (A)	1,420	111,030
Bottomline Technologies de, Inc. (A)	1,216	47,764
Ebix, Inc.	737	19,847
InterDigital, Inc.	949	64,361
LivePerson, Inc. (A)	2,006	118,254
Onespan, Inc. (A)	1,069	20,076
Progress Software Corp.	1,353	66,554
SPS Commerce, Inc. (A)	1,108	178,732
Vonage Holdings Corp. (A)	7,787	125,526
Xperi Holding Corp.	3,239	61,023

		925,606

Specialty Retail - 3.2%
Aaron’s Co., Inc.	1,010	27,815
Abercrombie & Fitch Co., Class A (A)	1,903	71,610
America’s Car-Mart, Inc. (A)	195	22,772
Asbury Automotive Group, Inc. (A)	598	117,651
Barnes & Noble Education, Inc. (A)	1,112	11,109
Bed Bath & Beyond, Inc. (A)	3,232	55,833
Boot Barn Holdings, Inc. (A)	913	81,138
Buckle, Inc.	908	35,948
Caleres, Inc.	1,184	26,308
Cato Corp., Class A	605	10,007
Chico’s FAS, Inc. (A)	3,791	17,022
Children’s Place, Inc. (A)	431	32,437

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Conn’s, Inc. (A)	590	$ 13,470
Designer Brands, Inc., Class A (A)	1,893	26,369
Genesco, Inc. (A)	435	25,113
Group 1 Automotive, Inc.	559	105,025
Guess?, Inc.	1,204	25,296
Haverty Furniture Cos., Inc.	474	15,979
Hibbett, Inc.	465	32,894
Lumber Liquidators Holdings, Inc. (A)	899	16,793
MarineMax, Inc. (A)	672	32,605
Monro, Inc.	1,036	59,580
ODP Corp. (A)	1,468	58,955
Rent-A-Center, Inc.	1,870	105,113
Sally Beauty Holdings, Inc. (A)	3,495	58,891
Shoe Carnival, Inc.	543	17,604
Signet Jewelers Ltd.	1,628	128,547
Sleep Number Corp. (A)	730	68,240
Sonic Automotive, Inc., Class A	652	34,256
Zumiez, Inc. (A)	678	26,957

		1,361,337

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (A)	3,872	106,751
Diebold Nixdorf, Inc. (A)	2,253	22,778

		129,529

Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (A)	1,467	17,384
G-III Apparel Group Ltd. (A)	1,346	38,092
Kontoor Brands, Inc. (B)	1,480	73,926
Movado Group, Inc.	520	16,375
Oxford Industries, Inc.	491	44,273
Steven Madden Ltd.	2,382	95,661
Unifi, Inc. (A)	429	9,408
Vera Bradley, Inc. (A)	788	7,415
Wolverine World Wide, Inc.	2,542	75,853

		378,387

Thrifts & Mortgage Finance - 1.8%
Axos Financial, Inc. (A)	1,651	85,093
Capitol Federal Financial, Inc.	3,992	45,868
Flagstar Bancorp, Inc.	1,634	82,975
HomeStreet, Inc.	643	26,459
Meta Financial Group, Inc.	987	51,798
Mr. Cooper Group, Inc. (A)	2,664	109,677
NMI Holdings, Inc., Class A (A)	2,650	59,917
Northfield Bancorp, Inc.	1,382	23,715
Northwest Bancshares, Inc.	3,923	52,097
Provident Financial Services, Inc.	2,407	56,492
TrustCo Bank Corp.	596	19,054
Walker & Dunlop, Inc.	905	102,717
WSFS Financial Corp.	1,470	75,426

		791,288

Tobacco - 0.2%
Universal Corp.	760	36,731
Vector Group Ltd.	4,046	51,586

		88,317

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	1,202	108,336
Boise Cascade Co.	1,216	65,640
DXP Enterprises, Inc. (A)	546	16,145
GMS, Inc. (A)	1,332	58,342

Transamerica ETF Trust	Page 6

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
NOW, Inc. (A)	3,418	$ 26,148
Veritiv Corp. (A)	438	39,227

		313,838

Water Utilities - 0.6%
American States Water Co.	1,142	97,664
California Water Service Group	1,593	93,875
Middlesex Water Co. (B)	541	55,604

		247,143

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	1,545	48,791

Total Common Stocks (Cost $26,170,926)		31,901,430

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 25.5%
U.S. Treasury - 25.5%
U.S. Treasury Note 0.88%, 09/30/2026	$ 11,037,000	10,969,310

Total U.S. Government Obligation (Cost $10,969,312)		10,969,310

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional Treasury Money Market Fund, 0.01% (C)	183,826	183,826

Total Short-Term Investment Company (Cost $183,826)		183,826

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	480,333	480,333

Total Other Investment Company (Cost $480,333)		480,333

Total Investments (Cost $37,804,397)		43,534,899
Net Other Assets (Liabilities) - (1.0)%		(450,724)

Net Assets - 100.0%		$ 43,084,175

Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	2	12/17/2021	$220,533	$220,080	$—	$(453)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$31,901,430	$—	$—	$31,901,430
U.S. Government Obligation	—	10,969,310	—	10,969,310
Short-Term Investment Company	183,826	—	—	183,826
Other Investment Company	480,333	—	—	480,333

Total Investments	$32,565,589	$10,969,310	$—	$43,534,899

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(453)	$—	$—	$(453)

Total Other Financial Instruments	$(453)	$—	$—	$(453)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,430,777, collateralized by cash collateral of $480,333 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $984,837. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica ETF Trust	Page 8

DeltaShares® S&P 600 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

DeltaShares® S&P 600 Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 9

DeltaShares® S&P 600 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 10